Capital and financial risk management - Market risk - Foreign exchange risk management - General information (Details) - Foreign exchange risk - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	11.00%
Minimum foreign exchange transaction exposure per currency per month period	€ 5
Minimum foreign exchange transaction exposure per currency over six month period	€ 15
Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	6.00%
South African rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	4.00%
Percentage of sensitivity to foreign exchange movements on hedging liabilities strengthening	13.00%	15.00%
Decrease in equity due to sensitivity to foreign exchange movements	€ 221	€ 285
Increase in equity due to sensitivity to foreign exchange movements	€ 371	€ 469
Percentage of reasonably possible increase in risk assumption	5.00%	6.00%
Other currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	1.00%